IDS
                                                                    Stock Fund
                                                        1999 SEMIANNUAL REPORT


(icon of) magnifying glass

The goals of IDS Stock Fund, Inc.
are current income and growth
of capital.

Distributed by American Express Financial Advisors Inc.

Big Names,
Big Business

While some investors like to strive for the potentially outstanding returns that can be generated by stocks of newer companies, others are more comfortable with the usually steadier performance provided by stocks of more established businesses. IDS Stock Fund focuses on stocks in the latter group, many of which long ago made their marks in American enterprise and, in some cases, also have a strong international business presence. These stocks offer the potential dual benefit of growth along with a steady stream of dividend income.


CONTENTS
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
The 10 Largest Holdings                                  6
Financial Statements (Fund)                              7
Notes to Financial Statements (Fund)                    10
Financial Statements (Portfolio)                        16
Notes to Financial Statements (Portfolio)               19
Investments in Securities                               24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFAC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.



Arne H. Carlson

(picture of) Richard H. Warden
Richard H. Warden
Portfolio manager

From the Portfolio Managers
Taking advantage of a powerful rebound by the stock market, IDS Stock Fund produced a substantial gain during the first half of the fiscal year. For the period -- October 1998 through March 1999 -- the Fund's Class A shares generated a total return of 20.98%.

(A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)


(picture of) Michael Kennedy
Michael Kennedy
Portfolio manager

At the outset of the six months, stocks were trying to regroup from a steep, late-summer decline that drove down the broad market by nearly 20% and cut prices on certain stocks roughly in half. But with the remarkable resilience that has been its hallmark in recent years, the market gathered itself and began to move forward. Supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks quickly turned a tentative advance into a roaring rally that, by late March, propelled the market to an all-time high. Of the six months, every one but February, when long-term interest rates rose rather sharply, showed a solid gain.

Consistent with the trend of recent years, the market's resurgence was driven by large-capitalization stocks. Because of its emphasis on large-cap issues, that worked to the advantage of the Fund.


BIG HOLDINGS DO WELL
More specifically, the Fund's largest areas of investment were technology, financial services, retailing, utilities, consumer products and health care, all of which made positive contributions to performance. Looking at individual stocks, several of the Fund's largest holdings were also among its best performers. They included General Electric, Providian Financial, Wal-Mart, Microsoft, American International Group and MCI WorldCom.

As for changes to the portfolio, we added to the technology exposure about mid-period and reduced the level of cash reserves (from about 14% last fall to about 5% at period-end). The higher-than-usual cash level came about from the sale of a number of stocks to reduce the capital gain that had built up and was due to be paid to shareholders as a taxable distribution last December. As it turned out, the cash reduction enhanced performance because more money was to put work in stocks, especially technology issues, which provided a better return than cash.

Looking to the second half of the fiscal year, inflation remains remarkably low, long-term interest rates have yet to experience a sustained increase and the economy continues to chug along. At this point (mid-April), the biggest potential hurdle for the stock market is the strength of corporate profits in 1999. In any event, though, large-cap stocks appear to still be in favor and should do well if the market manages to advance in the months ahead.



Richard H. Warden



G. Michael Kennedy

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                        $26.98
Sept. 30, 1998                                                        $24.18
Increase                                                              $ 2.80

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                           $ 0.17
From capital gains                                                    $ 2.00
Total distributions                                                   $ 2.17
Total return*                                                        +20.98%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                        $26.81
Sept. 30, 1998                                                        $24.05
Increase                                                              $ 2.76

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                           $ 0.08
From capital gains                                                    $ 2.00
Total distributions                                                   $ 2.08
Total return*                                                        +20.52%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                        $26.98
Sept. 30, 1998                                                        $24.18
Increase                                                              $ 2.80

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                           $ 0.18
From capital gains                                                    $ 2.00
Total distributions                                                   $ 2.18
Total return*                                                        +21.02%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                       Percent                   Value
                                   (of net assets)      (as of March 31, 1999)
 Microsoft                              3.78%                $179,249,999
 General Electric                       3.50                  165,937,500
 Providian Financial                    2.78                  132,000,000
 America Online                         2.46                  116,800,000
 Wal-Mart Stores                        2.33                  110,624,999
 American Intl Group                    2.30                  109,105,313
 AT&T                                   1.94                   91,846,229
 Safeway                                1.89                   89,796,875
 Intl Business Machines                 1.87                   88,625,000
 Clear Channel Communications           1.70                   80,475,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.


                                    The 10 holdings listed here
                                    make up 24.55% of net assets


Financial Statements

Statement of assets and liabilities
IDS Stock Fund, Inc.

March 31, 1999 (Unaudited)

Assets
Investments in Equity Portfolio (Note 1)                                                                $4,742,345,896
                                                                                                        --------------

Liabilities
Accrued distribution fee                                                                                         7,027
Accrued service fee                                                                                             20,608
Accrued transfer agency fee                                                                                     12,119
Accrued administrative services fee                                                                              3,518
Other accrued expenses                                                                                         112,497
                                                                                                               -------
Total liabilities                                                                                              155,769
                                                                                                               -------
Net assets applicable to outstanding capital stock                                                      $4,742,190,127
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    1,758,696
Additional paid-in capital                                                                               3,198,908,631
Undistributed net investment income                                                                          1,073,177
Accumulated net realized gain (loss)                                                                        91,082,709
Unrealized appreciation (depreciation) on investments and on
    translation of assets and liabilities in foreign currencies                                          1,449,366,914
                                                                                                         -------------
Total-- representing net assets applicable to outstanding capital stock                                 $4,742,190,127
                                                                                                        ==============
Net assets applicable to outstanding shares:                      Class A                               $3,264,815,492
                                                                  Class B                               $  338,631,943
                                                                  Class Y                               $1,138,742,692
Net asset value per share of outstanding capital stock:           Class A shares       121,030,205      $        26.98
                                                                  Class B shares        12,630,916      $        26.81
                                                                  Class Y shares        42,208,436      $        26.98


See accompanying notes to financial statements.


Statement of operations
IDS Stock Fund, Inc.

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                                                $  30,121,485
Interest                                                                                                    10,967,916
    Less foreign taxes withheld                                                                               (263,834)
                                                                                                              --------
Total income                                                                                                40,825,567
                                                                                                            ----------
Expenses (Note 2):
Expenses allocated from Equity Portfolio                                                                    11,475,660
Distribution fee-- Class B                                                                                   1,136,117
Transfer agency fee                                                                                          1,891,261
Incremental transfer agency fee
    Class A                                                                                                     75,444
    Class B                                                                                                     29,727
Service fee
    Class A                                                                                                  2,648,808
    Class B                                                                                                    263,764
    Class Y                                                                                                    556,012
Administrative services fees and expenses                                                                      623,581
Compensation of board members                                                                                    7,151
Postage 325,900
Registration fees                                                                                              123,679
Reports to shareholders                                                                                         56,523
Audit fees                                                                                                       4,938
Other                                                                                                           13,486
                                                                                                                ------
Total expenses                                                                                              19,232,051
    Earnings credits on cash balances (Note 2)                                                                 (69,562)
                                                                                                               -------
Total net expenses                                                                                          19,162,489
                                                                                                            ----------
Investment income (loss) -- net                                                                             21,663,078
                                                                                                            ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                   91,368,461
    Foreign currency transactions                                                                                 (595)
                                                                                                                  ----
Net realized gain (loss) on investments                                                                     91,367,866
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     731,624,858
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      822,992,724
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $844,655,802
                                                                                                          ============

See accompanying notes to financial statements.


Statements of changes in net assets
IDS Stock Fund, Inc.
                                                                                     March 31, 1999       Sept. 30, 1998
                                                                                    Six months ended        Year ended
                                                                                      (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                     $    21,663,078     $    49,153,951
Net realized gain (loss) on investments                                                 91,367,866         401,321,846
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 731,624,858        (356,905,833)
                                                                                       -----------        ------------
Net increase (decrease) in net assets resulting from operations                        844,655,802          93,569,964
                                                                                       -----------          ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                        (16,034,059)        (34,053,523)
        Class B                                                                           (521,177)         (1,035,340)
        Class Y                                                                         (6,226,765)        (13,773,535)
    Net realized gain
        Class A                                                                       (231,636,045)       (361,177,439)
        Class B                                                                        (22,611,501)        (27,613,854)
        Class Y                                                                        (85,949,857)       (141,133,199)
                                                                                       -----------        ------------
Total distributions                                                                   (362,979,404)       (578,786,890)
                                                                                      ------------        ------------
 Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                             91,459,456         209,142,594
    Class B shares                                                                      48,592,005          83,702,125
    Class Y shares                                                                     129,768,334         287,113,337
Reinvestment of distributions at net asset value
    Class A shares                                                                     227,238,082         363,515,355
    Class B shares                                                                      22,916,860          28,398,853
    Class Y shares                                                                      82,426,830         136,978,202
Payment for redemptions
    Class A shares                                                                    (167,157,289)       (337,312,915)
    Class B shares (Note 2)                                                            (21,708,354)        (29,364,342)
    Class Y shares                                                                    (221,014,708)       (351,776,526)
                                                                                      ------------        ------------
Increase (decrease) in net assets from capital share transactions                      192,521,216         390,396,683
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                674,197,614         (94,820,243)
Net assets at beginning of period                                                    4,067,992,513       4,162,812,756
                                                                                     -------------       -------------
Net assets at end of period                                                         $4,742,190,127      $4,067,992,513
                                                                                    ==============      ==============
Undistributed net investment income                                                 $    1,073,177      $    2,192,100
                                                                                    --------------      --------------

See accompanying notes to financial statements.

Notes to Financial Statements

IDS Stock Fund, Inc.
(Unaudited as to March 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Equity Portfolio
The Fund invests all of its assets in Equity Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in common stocks and securities convertible into common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at March 31, 1999 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,438,819 for Class A and $122,644 for Class B for the six months ended March 31, 1999.

During the six months ended March 31, 1999, the Fund's transfer agency fees were reduced by $69,562 as a result of earnings credits from overnight cash balances.



3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                                        Six months ended March 31, 1999
                                                         Class A                    Class B                 Class Y
Sold                                                     3,468,385                 1,860,499               4,936,987
Issued for reinvested distributions                      8,803,397                   893,794               3,192,647
Redeemed                                                (6,352,613)                 (832,363)             (8,398,239)
                                                        ----------                  --------              ----------
Net increase (decrease)                                  5,919,169                 1,921,930                (268,605)
                                                         ---------                 ---------                --------

                                                                           Year ended Sept. 30, 1998
                                                         Class A                    Class B                 Class Y
Sold                                                     7,948,725                 3,199,817              10,902,147
Issued for reinvested distributions                     15,104,728                 1,189,453               5,689,092
Redeemed                                               (12,795,608)               (1,118,982)            (13,550,987)
                                                       -----------                ----------             -----------
Net increase (decrease)                                 10,257,845                 3,270,288               3,040,252
                                                        ----------                 ---------               ---------


4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 1999.


FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                                Class A
                                                     1999b          1998          1997           1996c          1995

Net asset value, beginning of period                $24.18        $27.44        $22.49         $19.96         $19.48

Income from investment operations:

Net investment income (loss)                           .13           .29           .39            .43            .52

Net gains (losses) (both realized and unrealized)     4.84           .22          6.11           3.17           1.96

Total from investment operations                      4.97           .51          6.50           3.60           2.48

Less distributions:

Dividends from net investment income                  (.14)         (.30)         (.43)          (.39)          (.49)

Distributions from realized gains                    (2.03)        (3.47)        (1.12)          (.68)         (1.51)

Total distributions                                  (2.17)        (3.77)        (1.55)         (1.07)         (2.00)

Net asset value, end of period                      $26.98        $24.18        $27.44         $22.49         $19.96

Ratios/supplemental data

                                                                                Class A

                                                      1999b         1998          1997           1996c          1995

Net assets, end of period (in millions)             $3,265        $2,783        $2,877         $2,307         $1,984

Ratio of expenses to average daily net assetsd        .82%e         .77%          .78%           .80%e          .79%

Ratio of net investment income (loss)
to average daily net assets                           .99%e        1.14%         1.58%          2.19%e         2.61%

Portfolio turnover rate
(excluding short-term securities)                      31%           79%           82%            71%            69%

Total returnf                                       20.98%         2.04%        30.22%         18.60%         14.44%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept. 30, effective
  1996.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                          Class B                                  Class Y

                                           1999b   1998    1997    1996c   1995d     1999b   1998    1997    1996c   1995d

Net asset value, beginning of period     $24.05  $27.32  $22.42  $19.91  $18.03    $24.18  $27.44  $22.49  $19.96  $18.03

Income from investment operations:

Net investment income (loss)                .04     .10     .22     .28     .27       .14     .31     .42     .47     .29

Net gains (losses) (both
realized and unrealized)                   4.80     .21    6.05    3.17    1.92      4.84     .22    6.11    3.17    2.01

Total from investment operations           4.84     .31    6.27    3.45    2.19      4.98     .53    6.53    3.64    2.30

Less distributions:
Dividends from net investment income       (.05)   (.11)   (.25)   (.26)   (.31)     (.15)   (.32)   (.46)   (.43)   (.37)

Distributions from realized gains         (2.03)  (3.47)  (1.12)   (.68) --         (2.03)  (3.47)  (1.12)   (.68)  --

Total distributions                       (2.08)  (3.58)  (1.37)   (.94)   (.31)    (2.18)  (3.79)  (1.58)  (1.11)   (.37)

Net asset value, end of period           $26.81  $24.05  $27.32  $22.42  $19.91    $26.98  $24.18  $27.44  $22.49  $19.96

Ratios/supplemental data

                                                          Class B                                  Class Y

                                           1999b   1998    1997    1996c   1995d     1999b   1998    1997    1996c   1995d

Net assets, end of period (in millions)    $339    $258    $203    $107     $29    $1,139  $1,027  $1,082    $870    $738

Ratio of expenses to
average daily net assetse                 1.59%f  1.53%   1.55%   1.57%f  1.61%f     .74%f   .70%    .66%    .63%f   .64%f

Ratio of net investment income
(loss) to average daily net assets         .22%f   .39%    .85%   1.61%f  1.37%f    1.07%f  1.21%   1.71%   2.36%f  2.38%f

Portfolio turnover rate
(excluding short-term securities)           31%     79%     82%     71%     69%       31%     79%     82%     71%     69%

Total returng                            20.52%   1.27%  29.23%  17.78%  12.10%    21.02%   2.12%  30.38%  18.79%  12.80%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Oct. 31 to Sept. 30, effective
  1996.
d Inception date was March 20, 1995.
e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis.
g Total  return  does  not  reflect  payment  of  a  sales  charge.


Financial  Statements

Statement  of  assets  and liabilities
Equity Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers (identified cost $3,266,002,145)                      $4,688,886,704
Investments in securities of affiliated issuers (identified cost $27,605,473)                               54,398,438
                                                                                                            ----------
Total investments in securities (identified cost $3,293,607,618)                                         4,743,285,142
Dividends and accrued interest receivable                                                                    5,562,029
Receivable for investment securities sold                                                                   59,338,078
U.S. government securities held as collateral (Note 4)                                                       9,918,396
                                                                                                             ---------
Total assets                                                                                             4,818,103,645
                                                                                                         -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                            1,342,514
Payable for investment securities purchased                                                                 35,345,889
Payable upon return of securities loaned (Note 4)                                                           37,709,296
Accrued investment management services fee                                                                      60,975
Other accrued expenses                                                                                         156,494
                                                                                                               -------
Total liabilities                                                                                           74,615,168
                                                                                                            ----------
Net assets                                                                                              $4,743,488,477
                                                                                                        ==============

See accompanying notes to financial statements.


Statement of operations
Equity Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                                                $  30,128,564
Interest                                                                                                    10,943,262
    Less foreign taxes withheld                                                                               (263,895)
                                                                                                              --------
Total income                                                                                                40,807,931
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                          11,209,160
Compensation of board members                                                                                   11,076
Custodian fees                                                                                                 202,915
Audit fees                                                                                                      14,813
Other                                                                                                           45,244
                                                                                                                ------
Total expenses                                                                                              11,483,208
    Earnings credit on cash balances (Note 2)                                                                   (4,848)
                                                                                                                ------
Total net expenses                                                                                          11,478,360
                                                                                                            ----------
Investment income (loss) -- net                                                                             29,329,571
                                                                                                            ----------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                   91,380,320
    Foreign currency transactions                                                                                 (595)
                                                                                                                  ----
Net realized gain (loss) on investments                                                                     91,379,725
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                     731,805,357
                                                                                                           -----------
Net gain (loss) on investments and foreign currencies                                                      823,185,082
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $852,514,653
                                                                                                          ============

See accompanying notes to financial statements.


Statements of changes in net assets

Equity Portfolio
                                                                                     March 31, 1999        Sept. 30, 1998
                                                                                    Six months ended         Year ended
                                                                                       (Unaudited)

Operations
Investment income (loss)-- net                                                     $    29,329,571     $    62,955,925
Net realized gain (loss) on investments                                                 91,379,725         401,372,703
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 731,805,357        (356,961,919)
                                                                                       -----------        ------------
Net increase (decrease) in net assets resulting from operations                        852,514,653         107,366,709
Net contributions (withdrawals) from partners                                         (178,179,100)       (202,014,550)
                                                                                      ------------        ------------
Total increase (decrease) in net assets                                                674,335,553         (94,647,841)
Net assets at beginning of period                                                    4,069,152,924       4,163,800,765
                                                                                     -------------       -------------
Net assets at end of period                                                         $4,743,488,477      $4,069,152,924
                                                                                    ==============      ==============

See accompanying notes to financial statements.


Notes  to  Financial Statements

Equity Portfolio
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $698,688 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $4,848 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,306,780,251 and $1,400,098,654, respectively, for the six months ended

March 31, 1999. For the same period, the portfolio turnover rate was 31%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $60,296 for the six months ended March 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $36,132,475 were on loan to brokers. For collateral, the Portfolio received $27,790,900 in cash and U.S. government securities valued at $9,918,396. Income from securities lending amounted to $82,608 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:


                                         Six months ended March 31, 1999
                                                    Calls
                                  Contracts                      Premium
Balance Sept. 30, 1998                --                        $      --
Opened                             1,000                          162,690
Closed                            (1,000)                        (162,690)
Balance March 31, 1999                --                        $      --

See "Summary of significant accounting policies."


Investments in Securities

Equity Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (82.9%)
Issuer                                                                                Shares                    Value(a)

Aerospace & defense (1.8%)
Gulfstream Aerospace                                                                 847,900(b)             $36,777,663
Raytheon Cl B                                                                        800,000                 46,900,000
Total                                                                                                        83,677,663

Airlines (0.6%)
Southwest Airlines                                                                 1,000,000                 30,250,000

Automotive & related (1.3%)
Delphi Automotive Systems                                                            889,200(b)              15,783,300
Federal-Mogul                                                                        385,000                 16,555,000
Ford Motor                                                                           500,000                 28,375,000
Total                                                                                                        60,713,300

Banks and savings & loans (4.3%)
Bank One                                                                             810,000                 44,600,625
BankAmerica                                                                          700,000                 49,437,500
Wachovia                                                                             620,000                 50,336,250
Washington Mutual                                                                    750,000                 30,656,250
Wells Fargo                                                                          800,000                 28,050,000
Total                                                                                                       203,080,625

Beverages & tobacco (1.0%)
Coca-Cola                                                                            800,000                 49,100,000

Building materials & construction (1.4%)
Martin Marietta Materials                                                          1,200,000                 68,475,000

Chemicals (0.5%)
Waste Management                                                                     547,375                 24,289,766

Communications equipment & services (1.2%)
Nokia Oyj ADR Cl A                                                                   250,000(c)              38,937,500

Tellabs                                                                              200,000(b)              19,550,000
Total                                                                                                        58,487,500

Computers & office equipment (13.7%)
3Com                                                                                 600,000(b)              13,987,500
America Online                                                                       800,000                116,800,000
Ascend Communications                                                                650,000(b)              54,396,875
Cisco Systems                                                                        600,000(b)              65,737,500
Compaq Computer                                                                    1,500,000                 47,531,250
Equant                                                                               400,000(b,c,d)          30,100,000
Gateway 2000                                                                         450,000(b)              30,853,125
Intl Business Machines                                                               500,000                 88,625,000
Microsoft                                                                          2,000,000(b)             179,249,999
Solectron                                                                            396,449(b)              19,252,555
Total                                                                                                       646,533,804

Electronics (2.7%)
Altera                                                                               347,826(b)              20,695,647
Intel                                                                                500,000                 59,562,500
Texas Instruments                                                                    500,000                 49,625,000
Total                                                                                                       129,883,147

Energy (2.4%)
Conoco Cl A                                                                        1,267,100                 31,123,144
Exxon                                                                                600,000                 42,337,500
Mobil                                                                                450,000                 39,600,000
Total                                                                                                       113,060,644

Energy equipment & services (0.7%)
Schlumberger                                                                         525,000(c)              31,598,438

Financial services (4.5%)
Associates First Capital Cl A                                                        566,120                 25,475,400
Mutual Risk Management                                                             1,525,000(c,d)            58,331,250
Providian Financial                                                                1,200,000                132,000,000
Total                                                                                                       215,806,650

Food (1.8%)
General Mills                                                                        500,000                 37,781,250
Sara Lee                                                                           2,000,000                 49,500,000
Total                                                                                                        87,281,250

Health care (10.0%)
American Home Products                                                               700,000                 45,675,000
Amgen                                                                                500,000(b)              37,437,500
Baxter Intl                                                                          750,000                 49,500,000
Bristol-Myers Squibb                                                               1,000,000                 64,312,500
Guidant                                                                            1,150,000                 69,575,000
Medtronic                                                                            400,000                 28,700,000
Pfizer                                                                               400,000                 55,500,000
Schering-Plough                                                                    1,300,000                 71,906,249
Warner-Lambert                                                                       750,000                 49,640,625
Total                                                                                                       472,246,874

Household products (2.7%)
Gillette                                                                             500,000                 29,718,750
Procter & Gamble                                                                     600,000                 58,762,500
Unilever                                                                             600,000(c)              39,862,500
Total                                                                                                       128,343,750

Industrial equipment & services (1.0%)
Illinois Tool Works                                                                  800,000                 49,500,000

Insurance (3.6%)
ACE                                                                                  750,000(c)              23,390,625
American Intl Group                                                                  904,500                109,105,313
XL Capital Cl A                                                                      650,000                 39,487,500
Total                                                                                                       171,983,438

Media (3.7%)
Clear Channel Communications                                                       1,200,000(b)              80,475,000
Infinity Broadcasting Cl A                                                         1,317,000(b)              33,912,750
MediaOne Group                                                                       500,000(b)              31,750,000
USA Networks                                                                         800,000(b)              28,650,000
Total                                                                                                       174,787,750

Metals (1.1%)
Stillwater Mining                                                                  2,062,500(b,e)            54,398,438

Multi-industry conglomerates (4.2%)
Emerson Electric                                                                     615,380                 32,576,679
General Electric                                                                   1,500,000                165,937,500
Total                                                                                                       198,514,179

Paper & packaging (0.9%)
Intl Paper                                                                         1,000,000                 42,187,500

Retail (9.5%)
American Stores                                                                      700,000                 23,100,000
Circuit City Stores                                                                  450,000                 34,481,250
Dayton Hudson                                                                      1,100,000                 73,287,500
Home Depot                                                                         1,200,000                 74,700,000
Rite Aid                                                                           1,795,000                 44,875,000
Safeway                                                                            1,750,000(b)              89,796,875
Wal-Mart Stores                                                                    1,200,000                110,624,999
Total                                                                                                       450,865,624

Utilities -- electric (1.5%)
Carolina Power & Light                                                               350,000                 13,234,375
CMS Energy                                                                           300,000                 12,018,750
Duke Energy                                                                          200,000                 10,925,000
New Century Energies                                                                 150,000                  5,109,375
Texas Utilities                                                                      350,000                 14,590,625
Unicom                                                                               400,000                 14,625,000
Total                                                                                                        70,503,125

Utilities -- telephone (6.7%)
Ameritech                                                                            800,000                 46,300,000
AT&T                                                                               1,150,775                 91,846,229
BellSouth                                                                            750,000                 30,046,875
MCI WorldCom                                                                         875,422(b)              77,529,561
SBC Communications                                                                   439,200                 20,697,300
U S WEST Communications Group                                                        900,000                 49,556,250
Total                                                                                                       315,976,215

Total common stocks
(Cost: $2,532,012,453)                                                                                   $3,931,544,680

Preferred stocks (8.3%)
Issuer                                                                                Shares                   Value(a)

BS-Medtronic
    5.00% Cv                                                                         884,250                $41,913,450
BS-Service Corp Intl
    5.00%                                                                          1,100,000                 16,346,000
CVS
    6.00% Cv ACES                                                                    200,000(f)              17,100,000
Federal-Mogul Finance Trust
    7.00% Cm Cv                                                                      270,000                 14,478,750
Finova Finance Trust
    5.50% Cv                                                                         325,000                 22,750,000
Glenborough Realty Trust
    7.75% Cv Series A                                                                402,105                  6,735,259
Host Marriott Finance Trust
    6.75% Cv                                                                         300,000                 11,812,500
Houston Inds
    7.00% Cv ACES                                                                    325,000(f)              39,162,500
Ingersoll-Rand
    6.75% Cv PRIDES                                                                  800,000(g)              20,200,000
McKesson
    5.00% Cv                                                                         200,000(h)              18,050,000
MediaOne Group
    6.25% Cv                                                                         569,500                 47,126,125
MS-Applied Material
    6.00% Cv                                                                         180,000                  8,460,000
MS-Gillette
    Cv                                                                               186,795                 21,714,919
MS-UNUM
    3.25% Cv                                                                       1,217,092                 56,290,505
Newell Finance Trust
    5.25% Cm Cv                                                                      250,000(h)              13,812,500
PLC Capital Trust II
    6.50% Cv PRIDES                                                                   85,600(g)               5,333,950
SBH-Cincinnati Bell
    6.25%                                                                            216,200                 15,323,175
Sprint
    8.25% Cv                                                                         206,925                 15,105,525

Total preferred stocks
(Cost: $355,366,716)                                                                                       $391,715,158



Bonds (2.4%)
Issuer                                                       Coupon                 Principal                  Value(a)
                                                              rate                    amount
AirTours
    (British Pound) Cv Sub Nts
    01-05-04                                                  5.75%               8,216,000(c,h)             $15,254,437
Colt Telecom Group
    (European Monetary Unit) Cv
    08-06-05                                                  1.12               25,000,000(c)                17,057,989
Costco
    Zero Coupon Cv Sub Nts
    08-01-17                                                  3.51               21,000,000(h,i)              22,470,000
Exodus Communications
    Cv Sub Nts
    03-15-06                                                  5.00                6,000,000(h)                 9,552,300
Network Associates
    Zero Coupon Cv Sub Debs
    02-13-18                                                  4.09               20,000,000(h,i)               7,200,000
Office Depot
    Zero Coupon Cv Nts
    11-01-08                                                  3.70                7,300,000(i)                 6,332,750
Pennzenergy
    Cv
    08-15-08                                                  4.90               15,000,000                   15,000,000
Telewest Communication
    (British Pound) Cv
    02-19-07                                                  5.25               12,240,000(c,h)              19,761,474

Total bonds
(Cost: $98,828,610)                                                                                         $112,628,950


Short-term securities (6.5%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nt
    05-21-99                                                     4.77%           $21,600,000                $21,457,800
Federal Home Loan Mtge Corp Disc Nts
    04-08-99                                                     4.82                600,000                    599,440
    04-14-99                                                     4.78             19,400,000                 19,366,724
    04-23-99                                                     4.80             24,800,000                 24,727,556
    05-12-99                                                     4.80              8,100,000                  8,055,997
    05-17-99                                                     4.77             25,000,000                 24,848,582
Total                                                                                                        99,056,099

Commercial paper (4.2%)
Albertson's
    04-12-99                                                     4.87              2,100,000(j)               2,096,888
BBV Finance (Delaware)
    04-14-99                                                     4.87             10,000,000                  9,980,804
    05-19-99                                                     4.86              8,200,000                  8,146,312
Becton Dickinson
    05-10-99                                                     4.86              1,600,000                  1,591,611
BMW US Capital
    04-22-99                                                     4.86             18,900,000                 18,846,639
Ciesco LP
    04-12-99                                                     4.85              7,400,000                  7,388,334
    05-04-99                                                     4.87              5,400,000                  5,376,042
    05-06-99                                                     4.87              8,200,000                  8,161,334
Daimler/Chrysler
    04-15-99                                                     4.88             12,700,000                 12,675,997
Delaware Funding
    04-23-99                                                     4.89              2,000,000(j)               1,994,060
Dresdner US Finance
    04-13-99                                                     4.88             18,700,000                 18,669,706
Fleet Funding
    04-16-99                                                     4.88             10,000,000(j)               9,979,750
    04-21-99                                                     4.88             11,200,000(j)              11,169,760
Goldman Sachs Group
    04-01-99                                                     4.87             10,000,000                 10,000,000
GTE Funding
    04-05-99                                                     4.90              1,400,000                  1,399,241
Household Finance
    05-03-99                                                     4.87              6,100,000                  6,073,756
Morgan Stanley, Dean Witter, Discover & Co
    04-05-99                                                     4.89              7,100,000                  7,096,158
    04-13-99                                                     4.89             10,000,000                  9,983,767
Natl Australia Funding (Delaware)
    04-13-99                                                     4.87              9,500,000                  9,484,578
Paccar Financial
    04-20-99                                                     4.85              9,800,000                  9,775,018
Societe Generale North America
    04-07-99                                                     4.90              9,300,000                  9,292,436
UBS Finance (Delaware)
    04-16-99                                                     4.87             11,300,000                 11,277,165
Variable Funding Capital
    04-05-99                                                     4.87             10,900,000(j)              10,894,102
Total                                                                                                       201,353,458

Letter of credit (0.2%)
Bank of America-
AES Hawaii
    04-15-99                                                     4.88              7,000,000                  6,986,797

Total short-term securities
(Cost: $307,399,839)                                                                                       $307,396,354

Total investments in securities
(Cost: $3,293,607,618)(k)                                                                                $4,743,285,142



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 5.78% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1999 are as follows:

Issuer                 Beginning        Purchase        Sales       Ending        Dividend        Value(a)
                         cost             cost          cost         cost          income

Stillwater Mining     $24,603,388      $3,002,085        $--      $27,605,473       $--         $54,398,438

(f) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(g) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited.
PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(h)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(k) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $3,293,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                    $1,526,462,000
Unrealized depreciation                                       (76,785,000)
                                                              -----------
Net unrealized appreciation                                $1,449,677,000


Quick telephone reference

American Express Financial Advisors Telephone Transaction Service

Sales and exchanges, dividend payments or reinvestments and automatic payment
arrangements:                       800-437-3133

American Express Client Service Corporation
Fund performance, Fund prices, account values, recent account transactions
and account inquiries:              800-862-7919

TTY Service
For the hearing impaired:           800-846-4852

Ticker Symbol
Class A: INSTX   Class B: IDSBX   Class Y: IDSYX



S-6365 N (5/99)

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IDS Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010